Current and long-term debt - Prudential Private Capital facility (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2019 USD ($)	Aug. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		115.00%
Borrowings			$ 2,541,678,000	$ 2,415,326,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Repayments			703,909,000
Borrowings			3,145,623,000	3,070,271,000
Prudential Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 55,500,000
Adjustment to interest rate basis	3.00%
Periodic borrowing payment amount	$ 500,000
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Borrowings			44,800,000
Prudential Credit Facility | STI Clapham, STI Camden and STI Acton | Vessels
Disclosure of detailed information about borrowings [line items]
Repayments	$ 35,600,000
Prudential Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Repayments			5,546,000
Borrowings			$ 44,832,000	$ 50,378,000
Consolidated Liquidity Requirement - Scenario One | Prudential Credit Facility
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000
Consolidated Liquidity Requirement - Scenario Two | Prudential Credit Facility
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
Borrowings, Financial Covenants, Period One | Prudential Credit Facility
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	125.00%